Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
BARON OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Opportunity Fund (the “Fund”) is capital appreciation through investments primarily in growth companies that benefit from technology advances.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/> (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2018, the Fund’s portfolio turnover rate was 23.97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.97%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance  <br/><br/>Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities in the form of common stock of U.S. high growth businesses of any market capitalization selected for their capital appreciation potential. BAMCO, Inc. (“BAMCO” or the “Adviser”) may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

		Technology. Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2018
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	06/30/09: 23.97%
Worst Quarter:	09/30/11: (17.97)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns  (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2018. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

		Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 3000® Growth Index is an unmanaged index of companies classified as growth among the largest 3,000 U.S. companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
BARON OPPORTUNITY FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
1	rr_ExpenseExampleYear01	$ 139
3	rr_ExpenseExampleYear03	434
5	rr_ExpenseExampleYear05	750
10	rr_ExpenseExampleYear10	$ 1,646
2009	rr_AnnualReturn2009	61.80%
2010	rr_AnnualReturn2010	25.43%
2011	rr_AnnualReturn2011	(6.16%)
2012	rr_AnnualReturn2012	13.69%
2013	rr_AnnualReturn2013	37.55%
2014	rr_AnnualReturn2014	(1.67%)
2015	rr_AnnualReturn2015	1.20%
2016	rr_AnnualReturn2016	(4.84%)
2017	rr_AnnualReturn2017	40.51%
2018	rr_AnnualReturn2018	8.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.97%)
1 year	rr_AverageAnnualReturnYear01	8.05%
5 years	rr_AverageAnnualReturnYear05	7.53%
10 years	rr_AverageAnnualReturnYear10	15.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
BARON OPPORTUNITY FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1	rr_ExpenseExampleYear01	$ 113
3	rr_ExpenseExampleYear03	353
5	rr_ExpenseExampleYear05	612
10	rr_ExpenseExampleYear10	$ 1,352
1 year	rr_AverageAnnualReturnYear01	8.35%	[1]
5 years	rr_AverageAnnualReturnYear05	7.82%	[1]
10 years	rr_AverageAnnualReturnYear10	15.95%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[1]
BARON OPPORTUNITY FUND | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1	rr_ExpenseExampleYear01	$ 111
3	rr_ExpenseExampleYear03	347
5	rr_ExpenseExampleYear05	601
10	rr_ExpenseExampleYear10	$ 1,329
1 year	rr_AverageAnnualReturnYear01	8.34%	[1]
5 years	rr_AverageAnnualReturnYear05	7.83%	[1]
10 years	rr_AverageAnnualReturnYear10	15.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016	[1]
BARON OPPORTUNITY FUND | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.87%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	14.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
BARON OPPORTUNITY FUND | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.76%
5 years	rr_AverageAnnualReturnYear05	5.56%
10 years	rr_AverageAnnualReturnYear10	13.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
BARON OPPORTUNITY FUND | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.12%)
5 years	rr_AverageAnnualReturnYear05	9.99%
10 years	rr_AverageAnnualReturnYear10	15.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
BARON OPPORTUNITY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.38%)
5 years	rr_AverageAnnualReturnYear05	8.49%
10 years	rr_AverageAnnualReturnYear10	13.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Stares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.